UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  May 14, 2001

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: 1,379,291

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.
 2   Not known             GIC Real Estate, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    49575 1924480.000SH     SOLE              1733870.000        190300.00
                                                               415 16100.000SH       DEFINED 01          16100.000
Alexandria Real Estate Equitie COM              015271109    20604 517695.000SH      SOLE               453105.000         64450.00
                                                               233 5850.000 SH       DEFINED 01           5850.000
Apartment Investment & Managem COM              03748R101      309 6420.000 SH       DEFINED 01           6420.000
Archstone Communities Trust    COM              039581103     8442 327480.000SH      SOLE               286040.000         41250.00
                                                               469 18180.000SH       DEFINED 01          18180.000
Arden Realty Trust             COM              039793104    65746 2462390.000SH     SOLE              2193540.000        268500.00
                                                              5721 214270.000SH      DEFINED 01          14270.000        200000.00
AvalonBay Communities, Inc.    COM              053484101    87009 1861164.000SH     SOLE              1676174.000        184750.00
                                                               759 16230.000SH       DEFINED 01          16230.000
BRE Properties, Inc.           COM              05564E106      237 7830.000 SH       DEFINED 01           7830.000
Boston Properties, Inc.        COM              101121101    64563 1578560.000SH     SOLE              1419560.000        158750.00
                                                               634 15490.000SH       DEFINED 01          15490.000
Brandywine Realty Trust        COM              105368203    26234 1168540.000SH     SOLE              1012210.000        156050.00
                                                              1594 70980.000SH       DEFINED 01          10980.000         60000.00
Brookfield Properties Corp.    COM              112900105     4273 223600.000SH      SOLE               194600.000         29000.00
CBL & Associates Properties, I COM              124830100      151 4910.000 SH       DEFINED 01           4910.000
Cabot Industrial Trust         COM              127072106     6373 303500.000SH      SOLE               303500.000
                                                                79 3740.000 SH       DEFINED 01           3740.000
Camden Property Trust          COM              133131102    45087 1228516.000SH     SOLE              1088726.000        139600.00
                                                               195 5320.000 SH       DEFINED 01           5320.000
CarrAmerica Realty Corp.       COM              144418100      354 11600.000SH       DEFINED 01          11600.000
Catellus Development Corporati COM              149111106    30947 1773490.000SH     SOLE              1575710.000        197600.00
CenterPoint Properties Corp.   COM              151895109      219 4370.000 SH       DEFINED 01           4370.000
Chelsea Property Group Inc.    COM              163421100     5136 109500.000SH      SOLE               109500.000
Cousins Properties, Inc.       COM              222795106      999 37200.000SH       SOLE                37200.000
                                                               159 5940.000 SH       DEFINED 01           5940.000
Crescent Real Estate Equities, COM              225756105      261 10630.000SH       DEFINED 01          10630.000
Duke Realty Corporation        COM              264411505      271 10910.000SH       DEFINED 01          10910.000
Equity Office Properties Trust COM              294741103    89665 2834809.000SH     SOLE              2437783.000        396496.00
                                                              1362 43060.000SH       DEFINED 01          43060.000
Equity Residential Properties  COM              29476L107    83369 1474253.000SH     SOLE              1311303.000        162650.00
                                                              1084 19170.000SH       DEFINED 01          19170.000
Essex Property Trust, Inc.     COM              297178105    26590 536630.000SH      SOLE               469580.000         66950.00
                                                               255 5150.000 SH       DEFINED 01           5150.000
Gables Residential Trust       COM              362418105    19805 661260.000SH      SOLE               583450.000         77700.00
                                                               111 3710.000 SH       DEFINED 01           3710.000
General Growth Properties      COM              370021107      262 6650.000 SH       DEFINED 01           6650.000
Home Properties of New York, I COM              437306103    24110 801000.000SH      SOLE               700680.000        100100.00
                                                               219 7290.000 SH       DEFINED 01           7290.000
Host Marriott Corporation      COM              44107P104    15988 1276975.000SH     SOLE              1110845.000        165850.00
Kimco Realty Corp.             COM              49446R109      186 3930.000 SH       DEFINED 01           3930.000
Liberty Property Trust         COM              531172104    37917 1280990.000SH     SOLE              1151050.000        129800.00
                                                               215 7260.000 SH       DEFINED 01           7260.000
Macerich Company               COM              554382101    48938 1973290.000SH     SOLE              1793000.000        180000.00
                                                               239 9650.000 SH       DEFINED 01           9650.000
Mack-Cali Realty Corporation   COM              554489104    44313 1555920.000SH     SOLE              1384840.000        170800.00
                                                              7634 268034.000SH      DEFINED 02 01       10910.000        257124.00
Pan Pacific Retail Properties, COM              69806L104    15284 587840.000SH      SOLE               526430.000         61300.00
                                                               243 9330.000 SH       DEFINED 01           9330.000
Post Properties, Inc.          COM              737464107    49830 1316520.000SH     SOLE              1182350.000        133950.00
                                                               345 9120.000 SH       DEFINED 01           9120.000
Prentiss Property Trust        COM              740706106    47120 1791623.000SH     SOLE              1659613.000        131740.00
                                                               274 10430.000SH       DEFINED 01          10430.000
ProLogis Industrial Trust      COM              743410102    12942 569610.000SH      SOLE               496270.000         73200.00
                                                               371 16340.000SH       DEFINED 01          16340.000
Reckson Associates Class B     COM              75621K304     1320 53640.000SH       SOLE                53420.000
Reckson Associates Realty      COM              75621K106    18465 802810.000SH      SOLE               693810.000        109000.00
                                                               123 5350.000 SH       DEFINED 01           5350.000
Regency Centers Corp           COM              758849103      152 5980.000 SH       DEFINED 01           5980.000
SL Green Realty Corp           COM              78440X101    53102 1751950.000SH     SOLE              1593950.000        157750.00
                                                               315 10380.000SH       DEFINED 01          10380.000
Security Capital Group-B       COM              81413P204    40871 1909854.500SH     DEFINED 02                           1909854.50
Simon Property Group, Inc.     COM              828806109    48322 1612335.000SH     SOLE              1415095.000        196900.00
                                                               795 26510.000SH       DEFINED 01          26510.000
Spieker Properties, Inc.       COM              848497103    77853 1298640.000SH     SOLE              1169090.000        129300.00
                                                               882 14720.000SH       DEFINED 01          14720.000
Taubman Centers, Inc.          COM              876664103    14044 1003110.000SH     SOLE               895010.000        107700.00
                                                               214 15280.000SH       DEFINED 01          15280.000
The Rouse Company              COM              779273101      201 7010.000 SH       DEFINED 01           7010.000
United Dominion Realty Trust   COM              910197102      143 10000.000SH       DEFINED 01          10000.000
Vornado Realty Trust           COM              929042109    52196 1336990.000SH     SOLE              1177260.000        159450.00
                                                               728 18640.000SH       DEFINED 01          18640.000
ALEXANDRIA RE Eq., Inc. PFD SE                  015271208     5300 200000.00SH       SOLE                                  200000.00
AMB PPTYS PFD SER A 8.5%                        00163T208     4464 177409.00SH       SOLE                                  177409.00
ARCHSTONE COMMUN PFD SER C 8.6                  039581400     2443 95800.00 SH       SOLE                                   95800.00
AVALONBAY COMMUN PFD SER D 8%                   053484309     2565 102400.00SH       SOLE                                  102400.00
AVALONBAY COMMUN PFD SER G 8.9                  053484606     2697 106200.00SH       SOLE                                  106200.00
AVAVONBAY COMMUN PFD SER H 8.7                  053484705     1187 45500.00 SH       SOLE                                   45500.00
CENTERPOINT PPTYS PFD SER A 8.                  151895208     2548 100700.00SH       SOLE                                  100700.00
DEVELOPERS DIVERS RLTY PFD DP                   251591301      398 15900.00 SH       SOLE                                   15900.00
DEVELOPERS DIVERS RLTY PFD SER                  251591509      552 22000.00 SH       SOLE                                   22000.00
DEVELOPERS DIVERS RLTY PFD SER                  251591608     3144 131000.00SH       SOLE                                  131000.00
EQUITY OFFICE PPTYS PFD SER A                   294741202     8117 315335.00SH       SOLE                                  315335.00
EQUITY OFFICE PPTYS PFD SER C                   294741608     5653 218700.00SH       SOLE                                  218700.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L305     5420 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L503     1294 47400.00 SH       SOLE                                   47400.00
GABLES RESIDENTIAL PFD SER A 8                  362418204     1776 73860.00 SH       SOLE                                   73860.00
Home PPTYS of NY, Inc PFD Ser                   437306301    25000 250000.00SH       SOLE                                  250000.00
POST PPTYS PFD SER C 7.625%                     737464404      834 34900.00 SH       SOLE                                   34900.00
POST PROPERTIES PFD SER A 8.5%                  737464206     3690 73800.00 SH       SOLE                                   73800.00
POST PROPERTIES PFD SER B 7.62                  737464305     4377 181000.00SH       SOLE                                  181000.00
PROLOGIS TRUST PFD SER C 8.54%                  743410409     2321 51570.00 SH       SOLE                                   51570.00
PROLOGIS TRUST PFD SER D 7.92%                  743410508     2057 86800.00 SH       SOLE                                   86800.00
PROLOGIS TRUST PFD SER E 8.75%                  743410607     2934 114400.00SH       SOLE                                  114400.00
SIMON PPTYS PFD SER B 8.75%                     78462M207     5520 213522.00SH       SOLE                                  213522.00
Spieker PPTYS PFD SER B 9.45%                   848497202     2646 105376.00SH       SOLE                                  105376.00
Spieker PPTYS PFD SER C 7.875%                  848497301     1779 73200.00 SH       SOLE                                   73200.00
Spieker PPTYS PFD SER E 8%                      848497400     3137 125600.00SH       SOLE                                  125600.00
TAUBMAN CENTERS PFD SER A 8.3%                  876664202     1164 51900.00 SH       SOLE                                   51900.00
VORNADO REALTY TRUST PFD Ser B                  929042307     4318 173400.00SH       SOLE                                  173400.00
VORNADO REALTY TRUST PFD Ser C                  929042406     6514 263400.00SH       SOLE                                  263400.00